Consolidated Condensed Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (23,465)	$ (16,800,861)	$ (4,810,316)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	381		381
Change in fair value of warrant liabilities	0	12,670,532	4,664,000
Offering costs associated with private placement warrants			9,344
Net gain from investments held in Trust Account		(59,364)	(227,051)
Changes in operating assets and liabilities:
Prepaid expenses		49,914	(372,265)
Accounts payable	20	65,153	315
Accrued expenses		3,531,743	1,695
Due to related party			(147)
Accrued income tax		(12,010)	12,010
Franchise tax payable	23,064	(74,533)	122,242
Net cash used in operating activities		(629,426)	(599,792)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(483,000,000)
Interest released from Trust Account		214,711
Net cash provided by (used in) investing activities		214,711	(483,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party			(195,475)
Proceeds received from initial public offering, gross			483,000,000
Proceeds received from private placement			11,660,000
Offering costs paid			(9,943,684)
Net cash provided by financing activities			484,520,841
Net decrease in cash		(414,715)	921,049
Cash - beginning of the period	0	921,049	0
Cash - end of the period		506,334	921,049
Supplemental Cash Flow Information
Cash paid for income taxes		21,000
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock	25,000		25,000
Offering costs included in accrued expenses	138,600		75,000
Offering costs included in note payable	$ 109,325		195,094
Deferred underwriting commissions in connection with the initial public offering			16,905,000
Warrant liabilities			8,628,400
Initial Value of Class A common stock subject to possible redemption			401,719,790
Change in value of Class A common stock subject to possible redemption		$ (16,800,860)	$ 47,392,050